Trade and Other Receivables	12 Months Ended
Dec. 31, 2024
Trade and Other Receivables
Trade and Other Receivables
(15)	Trade and Other Receivables

Details at 31 December 2024 and 2023 are as follows:

		Thousands of Euros
	Reference	31/12/2024	31/12/2023
Trade receivables		677,147	449,139
Receivables from associates	Note 31	38,657	227,550
Impairment losses	Note 30 (i)	(10,352)	(31,576)
Trade receivables		705,452	645,113
Other receivables	Note 30 (i)	10,529	27,444
Personnel		1,489	1,123
Advance payments	Note 30 (i)	5,590	4,150
Taxation authorities, VAT recoverable		53,532	32,587
Other public entities		6,416	9,629
Other receivables		77,556	74,933
Current income tax assets		52,589	47,213
Total trade and other receivables		835,597	767,259

Assignment of credit rights

During 2024, 2023 and 2022, the Grifols Group has sold receivables without recourse to some financial institutions (factors), to which the risks and benefits inherent to the ownership of the assigned credits are substantially transferred. Also, the control over the assigned credits, understood as the factor’s ability to sell them to an unrelated third party, unilaterally and without restrictions, has been transferred to the factor.

The main conditions of these contracts include the advanced collection of the assigned credits that vary between 70% and 100% of the nominal amount and a percentage of insolvency risk coverage on the factor side that varies between 90% and 100% of the nominal of the assigned credits.

These contracts have been considered as without recourse factoring and the amount advanced by the factors has been derecognized from the balance sheet.

Likewise, in financial years 2024, 2023 and 2022, some receivables assignment contracts were signed with a financial institution, in which the Group retains the risks and benefits inherent to the ownership of the assigned credits. These contracts have been considered as factoring with recource and the assigned amount remains in the consolidated balance sheet at year end and a short-term debt is recognized for an amount equal to the consideration received from the factor for the assignment. There is no amount recognized at 31 December 2024 (Euros 16,985 thousand at 31 December 2023).

At 31 December 2024, the finance cost of credit rights sold for the Group totals Euros 30,782 thousand which has been recognized under finance costs in the consolidated statement of profit and loss for (Euros 24,993 thousand in 2023 and Euros 18,201 thousand in 2022) (note 27).

The volume of invoices sold without recourse to various financial institutions which, based on their due date would not have been collected at 31 December 2024, totals Euros 334,430 thousand (Euros 391,886 thousand at 31 December 2023).

Details of balances with related parties are shown in note 31.